Dividends - Additional Information (Detail) ¥ / shares in Units, ¥ in Millions							12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 $ / shares	Jul. 26, 2019 CNY (¥) ¥ / shares	Jul. 26, 2019 $ / shares	Jul. 27, 2018 CNY (¥) ¥ / shares	Jul. 27, 2018 $ / shares	Dec. 31, 2019 CNY (¥)
Disclosure of Dividends [abstract]
Final dividend for financial year 2019 proposed after the end of the reporting period, per share | $ / shares		$ 0.125
Final dividend for financial year 2019 proposed after the end of the reporting period, total	¥ 9,126						¥ 9,126
Dividends paid, per share | (per share)			¥ 0.109851	$ 0.125	¥ 0.093512	$ 0.115
Dividends paid, total			¥ 8,891		¥ 7,568